Short-term and Long-term Debt and Payable - Summary of Long-term Debt and Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 25, 2017
Renminbi denominated [member] | Bank loans - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through	2036
Renminbi denominated [member] | Bank loans - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.08%
Renminbi denominated [member] | Bank loans - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	7.04%
Renminbi denominated [member] | Other loans - unsecured [member] | China Telecom Group [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		3.80%
Renminbi denominated [member] | Other loans - unsecured [member] | China Telecom Group [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through	3 years
Renminbi denominated [member] | Other loans - unsecured [member] | China Telecom Group [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through	5 years
Renminbi denominated [member] | Long-term government loans with below-market interest rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.08%
Renminbi denominated [member] | Long-term government loans with below-market interest rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.20%
Renminbi denominated [member] | Long-term debt and payable [member] | China Telecom Group [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	4.11%
Debt instrument interest rate basis	5 basis points premium to the yield of the 5-year super AAA rated Medium Term Notes most recently published by the National Association of Financial Market Institutional Investors before the completion date of the Mobile Network Acquisition and will be adjusted once a year in accordance with the last yield
US Dollars denominated [member] | Bank loans - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through	2048
US Dollars denominated [member] | Bank loans - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.00%
US Dollars denominated [member] | Bank loans - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	8.30%
Euro denominated [member] | Bank loans - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	2.30%
Debt instrument maturity through	2032